Lease Arrangements	12 Months Ended
Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Lease Arrangements
11.	LEASE ARRANGEMENTS

a.	Right-of-use assets

Buildings
Cost

Balance at January 1, 2019	$-
Additions	882,670
Balance at December 31, 2019	882,670
Additions	-
Balance at December 31, 2020	$882,670

Accumulated depreciation

Balance at January 1, 2019	$-
Charge for the year	(154,804)
Balance at December 31, 2019	(154,804)
Charge for the year	(265,316)
Balance at December 31, 2020	$(420,120)

Carrying amounts

Carrying amounts at December 31, 2020	$462,550
Carrying amounts at December 31, 2019	$727,866

b.	Lease liabilities

Maturity analysis	December 31,	December 31,
	2019	2020
Year 1	$302,551	$293,398
Year 2	302,154	285,243
Year 3 and onwards	212,935	-
Less : Unearned Interest	(62,262)	(25,868)
	$755,378	$552,773

	December 31,	December 31,
	2019	2020
Carrying amounts
Current	$264,543	$271,624
Non-current	490,835	281,149
	$755,378	$552,773

Discount rate for lease liabilities was as follows:

	December 31,	December 31,
	2019	2020
Buildings	6%	6%

c.	Material lease-in activities and terms

The Company leases office buildings with lease terms of 3 years. These arrangements do not contain purchase options at the end of the lease terms.

Certain of the office buildings leases across the Company contain extension options. These terms are used to maximize operational flexibility in terms of managing contracts. In cases in which the Company is not reasonably certain to use an optional extended lease term, payments associated with the optional period are not included within lease liabilities. If the payments associated with the optional period are included within lease liabilities, there will be an increase in lease liabilities of $715,365 and $Nil as of December 31, 2019 and December 31, 2020 respectively.

d.	Other lease information

	For the year ended December 31
	2019	2020
Expenses relating to short-term leases	$251,549	$107,940
Expenses relating to low-value asset leases	$7,385	$2,732
Total cash outflow for leases	$538,236	$426,288

The Company leases certain office buildings which qualify as short-term leases and certain office equipment which qualifies as low-value asset leases. The Company has elected to apply the recognition exemption and, thus, did not recognize right-of-use assets and lease liabilities for these leases.

All lease commitments with lease terms commencing after the balance sheet dates are as follows:

	December 31,	December 31,
	2019	2020
Lease commitments	$67,935	$2,298